Shareholder Report, Holdings (Details)	May 31, 2024
Managed Account Completion Shares | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Managed Account Completion Shares | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Managed Account Completion Shares | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Managed Account Completion Shares | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Managed Account Completion Shares | Pacific Gas and Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Managed Account Completion Shares | Mexico Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Managed Account Completion Shares | T-Mobile USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Managed Account Completion Shares | Boeing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Managed Account Completion Shares | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Managed Account Completion Shares | General Motors Financial Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Managed Account Completion Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Managed Account Completion Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Managed Account Completion Shares | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Managed Account Completion Shares | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Managed Account Completion Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Managed Account Completion Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Managed Account Completion Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Managed Account Completion Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Managed Account Completion Shares | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Managed Account Completion Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Managed Account Completion Shares | FHLMC [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Managed Account Completion Shares | FNMA [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Managed Account Completion Shares | GNMA [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Managed Account Completion Shares | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Managed Account Completion Shares | Cold Storage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Managed Account Completion Shares | CF Hippolyta Issuer LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Managed Account Completion Shares | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Managed Account Completion Shares | SAFCO Auto Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Managed Account Completion Shares | BX Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Managed Account Completion Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%
Managed Account Completion Shares | Asset Backed Securities_1[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Managed Account Completion Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Managed Account Completion Shares | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Managed Account Completion Shares | Alta Equipment Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Managed Account Completion Shares | TKC Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Managed Account Completion Shares | Verde Purchaser LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Managed Account Completion Shares | Summit Midstream Holdings LLC / Summit Midstream Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Managed Account Completion Shares | Rocket Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Managed Account Completion Shares | GPD Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Managed Account Completion Shares | ITT Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Managed Account Completion Shares | TMS International Corp./DE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Managed Account Completion Shares | VistaJet Malta Finance PLC / Vista Management Holding, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Managed Account Completion Shares | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Managed Account Completion Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Managed Account Completion Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Managed Account Completion Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Managed Account Completion Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Managed Account Completion Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Managed Account Completion Shares | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Managed Account Completion Shares | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Managed Account Completion Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Class | Alta Equipment Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Summit Midstream Holdings LLC / Summit Midstream Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class | TKC Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Class | ITT Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class | Mercer International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class | TMS International Corp./DE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class | Pitney Bowes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class | Verde Purchaser LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class | Consolidated Energy Finance SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Institutional Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Institutional Class | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Advisor Class | U.S. Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Advisor Class | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Advisor Class | Cold Storage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Advisor Class | BX Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Advisor Class | AEGON Funding Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Advisor Class | Ares Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Advisor Class | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Advisor Class | Carrier Global Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Advisor Class | NextEra Energy Capital Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Advisor Class | Citizen Bank NA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Advisor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Advisor Class | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Advisor Class | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Advisor Class | Asset Backed Securities_1[Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Advisor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Advisor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Advisor Class | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Advisor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Advisor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Advisor Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%